Document And Entity Information (USD $)	6 Months Ended
	Dec. 31, 2013	Feb. 03, 2014	Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CARDICA INC
Document Type	S-1
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		51,593,777
Entity Public Float			$ 32,593,794
Amendment Flag	true
Amendment Description	The Amendment is being submitted in response to comments received from the staff of the Commission by letter dated March 19, 2014, with respect to the Registration Statement.
Entity Central Index Key	0001178104
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2